Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
ETF advisory fees	$ 17,554	$ 9,860	$ 48,341	$ 27,456	$ 40,567	$ 20,812	$ 21,643
Other income	182	270	644	743	1,045	1,283	1,968
Total revenues	17,736	10,130	48,985	28,199	41,612	22,095	23,611
Expenses:
Compensation and benefits	5,085	4,405	14,912	14,260	19,193	18,943	20,338
Fund management and administration	5,093	3,569	14,991	10,272	14,286	13,387	14,772
Marketing and advertising	911	745	3,240	2,331	3,721	2,762	5,875
Sales and business development	954	766	2,612	1,972	2,730	2,495	3,642
Professional and consulting fees	1,473	795	3,922	2,526	3,779	1,780	1,871
Occupancy, communication and equipment	288	273	846	829	1,118	1,087	1,564
Depreciation and amortization	68	80	200	235	314	360	337
Third party sharing arrangements	1,794	609	4,434	1,485	2,296	89	(320)
Other	711	405	1,625	1,258	1,724	2,420	2,577
Total expenses	16,377	11,647	46,782	35,168	49,161	43,323	50,656
Income/(loss) before provision for income taxes	1,359	(1,517)	2,203	(6,969)	(7,549)	(21,228)	(27,045)
Provision for income taxes	625		1,013
Tax benefit	(625)		(1,013)
Net income/(loss)	$ 1,359	$ (1,517)	$ 2,203	$ (6,969)	$ (7,549)	$ (21,228)	$ (27,045)
Net loss per share-basic and diluted					$ (0.07)	$ (0.21)	$ (0.27)
Weighted-average common shares-basic and diluted					111,981	103,397	100,236
Net income/(loss) per share-basic	$ 0.01	$ (0.01)	$ 0.02	$ (0.06)
Net income/(loss) per share-diluted	$ 0.01	$ (0.01)	$ 0.02	$ (0.06)
Weighted average common shares-basic	114,238	112,424	113,886	111,675
Weighted average common shares-diluted	136,075	112,424	135,615	111,675